UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-21121
Investment Company Act File Number

Large-Cap Growth Portfolio
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

December 31
Date of Fiscal Year End

March 31, 2010
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

Large-Cap Growth Portfolio	as of March 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.2%

Security	Shares	Value
Aerospace & Defense — 3.3%
Boeing Co. (The)	19,700	$1,430,417
General Dynamics Corp.	28,300	2,184,760
United Technologies Corp.	29,900	2,200,939

		$5,816,116

Air Freight & Logistics — 1.9%
Expeditors International of Washington, Inc.	54,600	$2,015,832
FedEx Corp.	14,400	1,344,960

		$3,360,792

Auto Components — 1.3%
Lear Corp.(1)	29,700	$2,356,695

		$2,356,695

Beverages — 3.4%
Coca-Cola Co. (The)	41,700	$2,293,500
PepsiCo, Inc.	58,250	3,853,820

		$6,147,320

Biotechnology — 3.4%
Amgen, Inc.(1)	43,800	$2,617,488
Celgene Corp.(1)	37,128	2,300,451
Gilead Sciences, Inc.(1)	23,700	1,077,876

		$5,995,815

Capital Markets — 1.1%
State Street Corp.	45,000	$2,031,300

		$2,031,300

Commercial Banks — 1.3%
Wells Fargo & Co.	74,700	$2,324,664

		$2,324,664

Commercial Services & Supplies — 1.0%
Waste Management, Inc.	54,500	$1,876,435

		$1,876,435

Communications Equipment — 4.7%
Brocade Communications Systems, Inc.(1)	247,100	$1,410,941
Cisco Systems, Inc.(1)	195,900	5,099,277
QUALCOMM, Inc.	45,500	1,910,545

		$8,420,763

Computers & Peripherals — 7.6%
Apple, Inc.(1)	23,500	$5,520,855
EMC Corp.(1)	119,600	2,157,584
Hewlett-Packard Co.	65,800	3,497,270
International Business Machines Corp.	19,000	2,436,750

		$13,612,459

Construction & Engineering — 1.0%
Fluor Corp.	37,700	$1,753,427

		$1,753,427

Consumer Finance — 1.2%
American Express Co.	52,800	$2,178,528

		$2,178,528

Security	Shares	Value
Diversified Financial Services — 2.6%
Bank of America Corp.	133,865	$2,389,490
JPMorgan Chase & Co.	48,400	2,165,900

		$4,555,390

Electrical Equipment — 0.8%
Emerson Electric Co.	28,200	$1,419,588

		$1,419,588

Electronic Equipment, Instruments & Components — 3.0%
Agilent Technologies, Inc.(1)	62,500	$2,149,375
Corning, Inc.	155,651	3,145,707

		$5,295,082

Energy Equipment & Services — 2.3%
Halliburton Co.	57,900	$1,744,527
Schlumberger, Ltd.	37,600	2,386,096

		$4,130,623

Food & Staples Retailing — 3.9%
Walgreen Co.	74,500	$2,763,205
Wal-Mart Stores, Inc.	75,400	4,192,240

		$6,955,445

Food Products — 2.3%
Kellogg Co.	45,800	$2,447,094
Nestle SA	31,000	1,588,501

		$4,035,595

Health Care Equipment & Supplies — 4.8%
Baxter International, Inc.	42,000	$2,444,400
Covidien PLC	36,100	1,815,108
Medtronic, Inc.	57,300	2,580,219
Zimmer Holdings, Inc.(1)	28,900	1,710,880

		$8,550,607

Hotels, Restaurants & Leisure — 2.4%
Carnival Corp.	63,260	$2,459,549
Starbucks Corp.(1)	74,000	1,795,980

		$4,255,529

Household Products — 3.2%
Colgate-Palmolive Co.	38,000	$3,239,880
Procter & Gamble Co.	39,200	2,480,184

		$5,720,064

Industrial Conglomerates — 0.9%
3M Co.	18,700	$1,562,759

		$1,562,759

Insurance — 1.1%
Prudential Financial, Inc.	31,200	$1,887,600

		$1,887,600

Internet Software & Services — 4.6%
Akamai Technologies, Inc.(1)	114,100	$3,583,881
Google, Inc., Class A(1)	8,000	4,536,080

		$8,119,961

IT Services — 2.5%
Cognizant Technology Solutions Corp.(1)	35,800	$1,825,084
MasterCard, Inc., Class A	10,400	2,641,600

		$4,466,684

Security	Shares	Value
Machinery — 1.2%
Caterpillar, Inc.	32,807	$2,061,920

		$2,061,920

Media — 2.2%
Discovery Communications, Inc., Class A(1)	52,000	$1,757,080
Walt Disney Co. (The)	62,500	2,181,875

		$3,938,955

Metals & Mining — 1.5%
Nucor Corp.	59,000	$2,677,420

		$2,677,420

Multiline Retail — 2.5%
Macy’s, Inc.	125,300	$2,727,781
Target Corp.	31,900	1,677,940

		$4,405,721

Oil, Gas & Consumable Fuels — 3.4%
Anadarko Petroleum Corp.	28,100	$2,046,523
Exxon Mobil Corp.	17,182	1,150,850
Occidental Petroleum Corp.	18,400	1,555,536
Peabody Energy Corp.	29,300	1,339,010

		$6,091,919

Pharmaceuticals — 8.0%
Abbott Laboratories	59,200	$3,118,656
Allergan, Inc.	36,600	2,390,712
Johnson & Johnson	50,900	3,318,680
Merck & Co., Inc.	53,200	1,987,020
Pfizer, Inc.	89,850	1,540,927
Shire PLC ADR	28,200	1,860,072

		$14,216,067

Semiconductors & Semiconductor Equipment — 6.6%
Atheros Communications, Inc.(1)	49,100	$1,900,661
Broadcom Corp., Class A	93,650	3,107,307
Cree, Inc.(1)	24,260	1,703,537
Intel Corp.	161,000	3,583,860
NVIDIA Corp.(1)	89,968	1,563,644

		$11,859,009

Software — 3.9%
Microsoft Corp.	160,232	$4,689,991
Oracle Corp.	89,500	2,299,255

		$6,989,246

Specialty Retail — 1.9%
Bed Bath & Beyond, Inc.(1)	39,500	$1,728,520
Staples, Inc.	68,300	1,597,537

		$3,326,057

Textiles, Apparel & Luxury Goods — 1.4%
NIKE, Inc., Class B	34,900	$2,565,150

		$2,565,150

Wireless Telecommunication Services — 1.0%
American Tower Corp., Class A(1)	41,600	$1,772,576

		$1,772,576

Total Common Stocks (identified cost $140,806,341)		$176,733,281

Short-Term Investments — 1.5%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.17%(2)	$2,712	$2,712,170

Total Short-Term Investments (identified cost $2,712,170)		$2,712,170

Total Investments — 100.7% (identified cost $143,518,511)		$179,445,451

Other Assets, Less Liabilities — (0.7)%		$(1,288,743)

Net Assets — 100.0%		$178,156,708

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		Non-income producing security.

(2)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, another affiliated investment company, for the fiscal year to date ended March 31, 2010 was $690 and $0, respectively.

The Portfolio did not have any open financial instruments at March 31, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$143,614,421

Gross unrealized appreciation	$36,224,526
Gross unrealized depreciation	(393,496)

Net unrealized appreciation	$35,831,030

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$20,848,107	$—		$—	$20,848,107
Consumer Staples	21,269,923	1,588,501		—	22,858,424
Energy	10,222,542	—		—	10,222,542
Financials	12,977,482	—		—	12,977,482
Health Care	28,762,489	—		—	28,762,489
Industrials	17,851,037	—		—	17,851,037
Information Technology	58,763,204	—		—	58,763,204
Materials	2,677,420	—		—	2,677,420
Telecommunication Services	1,772,576	—		—	1,772,576

Total Common Stocks	$175,144,780	$1,588,501	*	$—	$176,733,281

Short-Term Investments	$—	$2,712,170		$—	$2,712,170

Total Investments	$175,144,780	$4,300,671		$—	$179,445,451

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Large-Cap Growth Portfolio

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	May 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	May 24, 2010

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	May 24, 2010